Segment information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment information

13. Segment information

The Group uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM, specifically the Group’s CEO and CFO, for making decisions, allocating resources and assessing performance.

The Group operates as a single reportable segment. The Chief Operating Decision Maker (CODM), the Chief Executive Officer, reviews financial performance and allocates resources based on a measure of operating income that includes certain significant expense categories regularly provided and evaluated.

The following table presents the revenues, significant segment expenses, and segment profit for the six months ended June 30, 2025 and 2024.

	As of
	June 30, 2025	June 30, 2024
	(Unaudited)	(Audited)

Revenues	$114,620,785	$74,192,974
Cost of revenues	(112,551,139)	(72,733,991)
Selling and marketing expenses	(478,825)	(259,282)
General and administrative expenses	(1,406,391)	(1,090,393)
Other income, net	14,047	5,477
Income from operation	$198,477	$114,785

As the Group has only one reportable segment, all required disclosures under ASC 280, including those related to significant expense categories, are included within this single-segment presentation.